Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Income for the year	$ 351,861	$ 617,486	$ 273,368
Adjustments for:
Income tax expense	62,093	79,731	14,311
Depreciation and amortization	730,289	655,057	579,780
Impairment (reversal)	(3,700)		3,427
Equity-settled share-based payment transactions	689	17,660
Share of (gain) loss on equity accounted investees, net of tax	(77,188)	(5,858)	3,061
Loss on sale property and equipment	2,834	4,108	5,067
Provisions, net	109,955	192,546	127,888
Derivative financial loss		334	1,758
Employee benefits	18,688	20,102	17,167
Inventory adjustments to net realizable value	21	28	18
Allowance for doubtful accounts	2,321	9,774	4,180
Interest expense, net	300,078	241,416	214,379
Unrealized exchange (gain) loss	(36,394)	3,708	(12,528)
Employees' statutory profit sharing	25,083	41,897	16,425
Adjustments for Cash flows from operating activities	1,486,630	1,877,989	1,248,301
Trade and other receivables	41,173	(42,395)	(106,394)
Due from related parties	452	(1,937)	(933)
Inventories	(33,050)	(33,422)	(9,931)
Prepayments and deposits	(2,025)	(30,804)	2,147
Trade and other payables	(142,541)	5,132	312,968
Due to related parties	317	366	302
Air traffic liability	(111,338)	(219,237)	57,636
Frequent flyer program	44,391	72,894	69,464
Interest received	31,637	55,465	64,180
Cash generated from operating activities	1,315,646	1,684,051	1,637,740
Income tax paid	(74,490)	(36,838)	(16,281)
Interest paid	(328,075)	(279,700)	(276,342)
Net cash from operating activities	913,081	1,367,513	1,345,117
Cash flows from investing activities
Acquisition of properties and equipment (including major maintenance)	(334,496)	(422,837)	(333,208)
Proceeds from sale of properties and equipment	33,552	2,796	159
Dividends from equity accounted investees	9,414	6,853
Capital stock reimbursement from equity accounted investees	13,698	9,147
Proceeds from sale of shares in joint venture	58,954
Due to related parties		(14,000)	14,000
Intangible assets additions	(41,262)	(29,078)	(33,237)
Prepayments and deposits for maintenance and acquisition of properties and equipment	(10,312)	(41,886)	(53,921)
Net cash used in investing activities	(270,452)	(489,005)	(406,207)
Cash flows from financing activities
Contingent consideration payment		(24,059)
Proceeds from capital stock issuance, net of costs of transaction	165,591		4,057
Cash paid for capital stock	(204,636)	(818,544)	(275,167)
Proceeds from loans	64,603	1,110,000
Repayments of loans	(156,182)	(840,914)	(335,865)
Payments of lease liabilities	(365,602)	(346,539)	(302,859)
Net cash used in financing activities	(496,226)	(920,056)	(909,834)
Increase (decrease) in cash and cash equivalents	146,403	(41,548)	29,076
Effect of exchange rate fluctuations on cash held	35,845	(54,153)	66,440
Net increase (decrease) in cash and cash equivalents	182,248	(95,701)	95,516
At beginning of year	841,997	937,698	842,182
At end of year	$ 1,024,245	$ 841,997	$ 937,698